Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Apr. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Direct Cost
Restructuring Cost and Reserve [Line Items]
Additional depreciation associated with asset restructuring	$ 0	[1]	$ 3	[1]	$ 11	[2]	$ 9	[2]
Implementation costs							3	[3]
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Additional depreciation associated with asset restructuring			3		10		6
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Additional depreciation associated with asset restructuring	2				5		4		17
Implementation costs	1		1		8		2
Research and Development Expense
Restructuring Cost and Reserve [Line Items]
Additional depreciation associated with asset restructuring			9		9		19
Implementation costs					1		1
Europe, Africa, and Middle East (EuAfME) | Direct Cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges			(2)		51		33		24
Canada and Latin America (CLAR) | Direct Cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges			1		3		2		4
Asia Pacific (APAC) | Direct Cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges					(1)		(2)		10
Manufacturing Research, Corporate | Direct Cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges	7		4		(1)		19		31
United States | Direct Cost
Restructuring Cost and Reserve [Line Items]
Restructuring charges							$ 2		$ (14)

[1]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In the first quarter of 2013, included in Selling, general and administrative expenses ($2 million). In the first quarter of 2012, included in Cost of sales ($3 million), and Research and development expenses ($9 million).
[2]	Additional depreciation associated with asset restructuring represents the impact of changes in the estimated lives of assets involved in restructuring actions. In 2012, included in Cost of sales ($10 million), Selling, general and administrative expenses ($5 million) and Research and development expenses ($9 million). In 2011, included in Cost of sales ($6 million), Selling, general and administrative expenses ($4 million) and Research and development expenses ($19 million). In 2010, included in Selling, general and administrative expenses ($17 million).
[3]	Implementation costs, represent external, incremental costs directly related to implementing cost-reduction/productivity initiatives, and primarily include expenditures related to system and process standardization and the expansion of shared services. In 2012, included in Selling, general and administrative expenses ($8 million) and Research and development expenses ($1 million). In 2011, included in Selling, general and administrative expenses ($2 million) and Research and development expenses ($1 million).